Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2015	2014	2013

Current tax expense (benefit)	$ 1,451	$ (186)	$ (426)
Deferred tax expense (benefit)	(2)	197	675

Total income tax expense	$ 1,449	$ 11	$ 249